Stock-Based Compensation Plans - Summary of Assumptions Used to Determine Fair Value of Options Granted (Detail) - Net settlement rights	12 Months Ended
Dec. 31, 2024 yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Risk-Free Interest Rate (percent)	3.51%
Expected Dividend Yield (percent)	2.37%
Expected Volatility	23.64%
Expected Life (years)	5.39